Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions

Note 11—Related Party Transactions

In December 2010, Eclipse Operating was formed by members of the Company’s management team for purposes of operating Eclipse I. The Company’s Chairman, President and Chief Executive Officer, Executive Vice President, Secretary and General Counsel and Executive Vice President and Chief Operating Officer each owned 33% of the membership units of Eclipse Operating. Eclipse Operating provides administrative and management services to Eclipse I under the terms of an Administrative Services Agreement. In connection with the Corporate Reorganization, Eclipse I acquired of all the outstanding equity interests of Eclipse Operating for $0.1 million, which is the amount of the aggregate capital contributions made to Eclipse Operating by its members. As a result, Eclipse Operating became a wholly owned subsidiary of Eclipse I.

Under the terms of the Administrative Services Agreement, Eclipse I paid Eclipse Operating a monthly management fee equal to the sum of all general and administrative expenditures incurred in the management and administration of Eclipse I’s operations. These costs included salaries, wages and benefits, rent, insurance, and other expenses and costs required to operate Eclipse I. These expenses were billed in arrears at the actual cost to Eclipse Operating.

During the period from January 1, 2014 to June 23, 2014 the Company’s management fee to Eclipse Operating was $15.6 million. The Company’s management fee to Eclipse Operating was $3.8 million and $8.4 million for the three and nine months ending September 30, 2013, respectively. These expenses are classified within “Operating expenses—General and administrative” in the condensed consolidated statements of operations.

Note 9—Related Party Transactions

The President and Chief Executive Officer of Eclipse I, its Executive Vice President, Secretary, and General Counsel and its Executive Vice President and Chief Operating Officer, each own 33% of the membership units of Eclipse Resources Operating, LLC (“Eclipse Operating”), a Delaware limited liability company that provides administrative and management services to the Partnership under the terms of an Administrative Services Agreement. Each of the members of Eclipse Operating also controls entities that own the Class B units in the Partnership.

Under the terms of the Administrative Services Agreement, the Partnership pays Eclipse Operating a monthly management fee equal to the sum of all general and administrative expenditures incurred in the management and administration of the Partnership’s operations. These costs include salaries, wages and benefits, rent, insurance, and other expenses and costs required to operate the Partnership. These expenses are billed in arrears at the actual cost to Eclipse Operating.

The Partnership considered the requirements of ASC Topic 810 “Consolidation” and determined Eclipse Operating to be a variable interest entity. The variable interest primarily relates to the administrative agreement between the two entities and the management fee charged for the services provided by Eclipse Operating to the Partnership equal to the actual expenditures incurred for such operations. The Partnership has concluded it is not the primary beneficiary of the variable interest entity. During the years ended December 31, 2013 and 2012, the Partnership’s management fee to Eclipse Operating was $14.7 million and $4.2 million, respectively, classified as within “General and Administrative expenses” in the consolidated statements of operations.